Share-based Compensation - Valuation assumptions (Details) - Share options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation assumptions
Expected volatility, minimum	57.60%	53.00%	50.10%
Expected volatility, maximum	58.00%	53.50%	55.00%
Weighted average volatility	57.90%	53.20%	51.90%
Expected dividends
Risk-free rate, minimum	2.70%	0.90%	0.40%
Risk-free rate, maximum	3.60%	1.40%	0.70%
Minimum
Valuation assumptions
Contractual term (in years)	6 years	6 years	6 years
Maximum
Valuation assumptions
Contractual term (in years)	7 years	7 years	7 years